Note 16 - Stock-based Compensation Plans Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Vested or expected to vest at January 31, 2018, shares (in shares)	657,209
Vested or expected to vest at January 31, 2018, weighted-average exercise price (in dollars per share)	$ 18.21
Vested or expected to vest at January 31, 2018 (Year)	4 years 328 days
Vested or expected to vest at January 31, 2018, aggregate intrinsic value	$ 5.7
Performance Shares [Member]
Number of Units Outstanding (in shares)	337,647	253,537
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 13.73	$ 12.39
Weighted-Average Remaining Contractual, PSU (Year)	6 years 36 days	6 years 219 days	7 years 73 days
Aggregate Intrinsic Value, PSU	$ 11.9	$ 7.3	$ 4.9
Number of PSUs Granted (in shares)	51,121	54,480
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 30.13	$ 23.37
Performance units issued (in shares)	51,752	29,630
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 14.37	$ 9.26
Number of Units Outstanding (in shares)	440,520	337,647	253,537
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 15.91	$ 13.73	$ 12.39
Vested or expected to vest at January 31, 2018, shares (in shares)	440,520
Vested or expected to vest at January 31, 2018, weighted-average exercise price (in dollars per share)	$ 15.91
Vested or expected to vest at January 31, 2018 (Year)	6 years 36 days
Vested or expected to vest at January 31, 2018, aggregate intrinsic value	$ 11.9
Exercisable at January 31, 2018, number of units (in shares)	334,919
Exercisable at January 31, 2018, PSU weighted-average granted date fair value (in dollars per share)	$ 12.46
Exercisable at January 31, 2018, Weighted-Average Remaining Contractual, PSU (Year)	5 years 109 days
Exercisable at January 31, 2018, Aggregate Intrinsic Value, PSU	$ 9.0